Offerings - Offering: 1	Jun. 18, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share
Amount Registered | shares	2,500,000
Proposed Maximum Offering Price per Unit	34.79
Maximum Aggregate Offering Price	$ 86,975,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 13,315.88
Offering Note
(1)
In accordance with Rule 416 under the Securities Act of 1933, as amended, this registration statement shall be deemed to cover any additional securities that may from time to time be offered or issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.

(2)	Consists of 2,500,000 additional shares of common stock issuable under the 2023 Stock Incentive Plan, as amended.
(3)
Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) of the Securities Act of 1933, as amended, and based on the average of the high and low sale prices of the registrant’s common stock as reported on the Nasdaq Global Select Market on June 11, 2025.